Cover	Jul. 13, 2026
Cover [Abstract]
Document Type	S-1
Registrant Name	USBC, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	90-0273142
Entity Address, Address Line One	300 E 2nd Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	775
Local Phone Number	239-7673
Entity Emerging Growth Company	false
Central Index Key	0001074828
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true